PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
PROPERTY AND EQUIPMENT, NET
Total	$ 141,313	$ 131,967
Less: Accumulated depreciation	(85,880)	(65,080)
Property and equipment, net	55,433	66,887
Depreciation and amortization	18,390	15,161	$ 120,520
Office equipment
PROPERTY AND EQUIPMENT, NET
Total	$ 141,313	$ 131,967